Research and Development incentives receivables - Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	€ 132,729	€ 141,252
France
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	19,456
Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	113,273
Later than one year and not later than two years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	33,358
Later than one year and not later than two years [member] | France
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	11,911
Later than one year and not later than two years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	21,447
Later than two years and not later than three years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	27,062
Later than two years and not later than three years [member] | France
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	5,974
Later than two years and not later than three years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	21,088
Later than three years and not later than four years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	20,684
Later than three years and not later than four years [member] | France
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	1,571
Later than three years and not later than four years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	19,113
Later than four years and not later than five years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	17,884
Later than four years and not later than five years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	17,884
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	33,741
Later than five years and not later than ten years [member] | Belgium
Disclosure of financial assets [line items]
Total non-current R&D incentives receivables-discounted value	€ 33,741